Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables	$ 93,325	$ 74,907
Taxes payable	23,946	4,123
Accrued expenses	127,816	112,675
Deferred revenue	8,943	0
Accounts payable and accrued liabilities	$ 254,030	$ 191,705